Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
9.	Stockholders’ Equity
Common Stock
As of December 31, 2019, the Company was authorized to issue 220,000,000 shares of common stock, consisting of 200,000,000 shares of Class A Common Stock, par value $0.0001 per share and 20,000,000 of Class F Common Stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At December 31, 2019, there were 40,000,000 shares of Class A common stock (inclusive of the 38,543,998 shares subject to redemption) and 10,000,000 shares of Class F Common Stock issued and outstanding.
Preferred Stock
As of December 31, 2019, the Company was authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2019, there were no shares of preferred stock issued and outstanding.

PAE Business Combination
In connection with the PAE Business Combination, the Company amended and restated its certificate of incorporation on February 10, 2020. Pursuant to the terms of the amended and restated certificate of incorporation, the Company has authorized 211,000,000 shares of capital stock, par value of $0.0001 per share, consisting of (a) 210,000,000 shares of common stock, all of which are Class A Stock, and (b) 1,000,000 shares of preferred stock.